Investment Strategy - State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks to track the performance of the Bloomberg Enhanced Roll Yield Total Return Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any), directly or indirectly, in securities and/or other instruments comprising the index it seeks to track or in instruments providing exposure to securities and/or other instruments comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. The Fund seeks to achieve its investment objective primarily through exposure to commodity-linked derivative instruments based on the Index. The Fund expects to gain exposure to these investments by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”). The Fund may, to a lesser extent, invest directly in these instruments. The Fund expects to obtain a substantial amount of its exposure to the investment results of the Index through direct or indirect investments in total return swaps that provide returns similar to the commodity futures contracts in the Index. The Subsidiary and Fund may also invest in other commodity-linked derivative instruments, including futures contracts. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the Index, without requiring the Fund to invest directly in commodities. The Subsidiary and the Fund may also invest in cash and cash equivalents (including U.S. treasury obligations) or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Subsidiary's or Fund's derivative instruments. The Subsidiary is managed by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, and has the same investment strategy as the Fund. The Fund's investments in the Subsidiary generally provide the Fund with exposure to commodity-linked derivatives instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary. The Index measures the performance of a diversified, liquid and cost-effective long exposure to the broad commodities market through synthetic positions in futures contracts, with no single commodity or sector dominating the Index. The Index is calculated on a total return basis, which reflects the returns on a fully collateralized investment in the Index. This combines the returns of the Index with the returns on cash collateral based on the Secured Overnight Financing Rate (SOFR). The Index methodology selects commodities that are both sufficiently significant to the world economy as measured by liquidity and tradable through a qualifying related futures contract. Commodity futures contracts normally specify a certain date for the delivery of the underlying physical commodity. To avoid the effects of the delivery process on Index performance and to maintain a long futures position, the Index embeds a “rolling” process. In a rolling process, nearby futures contracts are sold and contracts that have not yet reached the delivery period are purchased. The Index is composed of three to four futures contracts for each commodity, which are rolled each month to a new set of futures contracts, and each contract for a specific commodity is equally weighted. The contract rolls take place over the first ten business days of each month. In January of each year, the Index rebalances new commodity target weights. The commodity target weights are calculated on the last business day of November and implemented within the first ten business days of January of the following year. The commodity target weights are calculated by combining commodity liquidity percentages and slope scores. Commodity liquidity percentages are determined for each commodity by taking a three-year average of daily trading volumes and dividing by the sum of such trading volumes for all the commodities. The commodity liquidity percentages are then adjusted based on the following diversification capping process to mitigate over-concentration to any individual commodity or commodity group: •No single commodity (e.g., natural gas, silver) can exceed 15% of the Index; •No commodity group (e.g., energy, precious metals) may constitute more than 33% of the Index; and •No single commodity (e.g., natural gas, silver) may constitute less than 1.5% of the Index as liquidity allows. Each commodity is also assigned a “Slope Score”, which is the three year daily average shape of the commodity futures forward curve from nearby to 1 year ahead. The Slope Score is a measure of how backwardated (downward sloping) or contangoed (upward sloping) each commodity is. “Contango” refers to a pattern of higher futures prices for longer expiration futures contracts, while “backwardation” refers to a pattern of higher futures prices for shorter expiration futures contracts. The commodity with the highest degree of backwardation is given the highest slope score, which results in a higher allocation weighting for that commodity. Similar to the liquidity measure, the slope score per commodity is standardized relative to the universe. In the final step to calculate commodity target weights, both the diversified liquidity percentages and slope scores are assessed. For each commodity, the liquidity percentage and the slope score are scaled and multiplied to generate a relative weight by standardizing across the commodity universe. As of January 31, 2026, the following commodities were eligible for inclusion in the Index: agricultural (Chicago Wheat, Kansas Wheat, Soybeans, Soybean Meal, Soybean Oil, Corn, Cocoa, Cotton, Coffee and Sugar), energy (Brent Crude Oil, Gasoil, WTI Crude Oil, Heating Oil, Natural Gas and Gasoline), industrial metals (Copper, LME Copper, Zinc, Tin, Nickel, Lead and Aluminum), livestock (Live Cattle, Lean Hogs and Feeder Cattle) and precious metals (Gold, Platinum and Silver). In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. As of January 31, 2026, the Fund had significant exposure to precious metals commodities, industrial metals commodities, agricultural commodities, and energy commodities.The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or SSGA FM. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The phrase “No K-1” in the Fund's name means that the Fund does not issue a Schedule K-1, which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities. Instead, like most other ETFs, the Fund reports income on Form 1099.